         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                      SUPPLEMENT DATED SEPTEMBER 2, 2008 TO
                        PROSPECTUSES DATED APRIL 28, 2008

WHAT IS THE PURPOSE OF THIS SUPPLEMENT?

This Supplement describes:

     - new Model Allocations for Contracts available September 2, 2008 that replace Mid Cap Value Trust with Value Trust;

     - a new service we call the "Income Made Easy" program for pre-authorized withdrawals that we make available for any Contract with a guaranteed minimum withdrawal benefit Rider; and

     - revisions that we are making in the "IV OPTIONAL BENEFITS" section of the annuity prospectus to clarify the age requirement for the Target Amount adjustment (in addition to the ten-year wait requirement) in our Income Plus for Life Series Riders. For Income Plus for Life - Joint Life, the Target Amount adjustment age requirement (in addition to the ten-year wait requirement) is based on the Anniversary after the youngest spouse attains age 69. For Income Plus for Life, the Target Amount adjustment age requirement (also in addition to the ten-year wait requirement) is based on the Anniversary after the single Covered Person attains age 69.

This Supplement is intended to supplement prospectuses dated April 28, 2008 for certain "VENTURE(R) OPPORTUNITY A SHARE VARIABLE ANNUITY" and "VENTURE(R) OPPORTUNITY B SHARE VARIABLE ANNUITY" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchase (the "annuity prospectus"), and retain both documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

ADDITION OF NEW MODEL ALLOCATIONS FOR CONTRACTS AVAILABLE SEPTEMBER 2, 2008

We revise the subsection entitled "Available Model Allocations" in the "IV. OPTIONAL BENEFITS - Investment Options Under Income Plus for Life Series Guaranteed Minimum Withdrawal Benefit Riders" section of the annuity prospectus as follows:

Available Model Allocations

You may allocate your entire Contract Value to any one of the Model Allocations in the table shown below. You may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. If you select a Model Allocation, you authorize us to rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

None of the Model Allocations is a fund-of-funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial advisor to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

WE RESERVE THE RIGHT TO RESTRICT THE AVAILABILITY OF MODEL ALLOCATIONS AT ANY TIME. If we restrict a Model Allocation and your Contract Value is allocated to that Model Allocation on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation as long as you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation. We will continue to rebalance your Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual Investment Options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

The Model Allocations are:

     MODEL ALLOCATION        MODEL ALLOCATION
           NAME                 PERCENTAGE               PORTFOLIO NAME
--------------------------   ----------------   ------------------------------------
Balanced:  Growth & Income           5%         American Global Small Capitalization
(currently available                 5%         American Growth
version, effective                   5%         Global
September 2, 2008)                   5%         Value Trust
                                    15%         Mutual Shares
                                    15%         American Blue Chip Income and Growth
                                    10%         American Growth-Income
                                    25%         American Bond
                                    15%         Investment Quality Bond

Balanced Toward Growth               5%         American Global Small Capitalization
(currently available                10%         American Growth
version, effective                  10%         Global
September 2, 2008)                   5%         Value Trust
                                    20%         Mutual Shares
                                    15%         American Blue Chip Income and Growth
                                    10%         American Growth-Income
                                    15%         American Bond
                                    10%         Investment Quality Bond

Growth Focus                         5%         American Global Small Capitalization
(currently available                 5%         Mid Cap Stock
version, effective                  15%         American Growth
September 2, 2008)                  10%         Global
                                     5%         Value Trust
                                    20%         Mutual Shares
                                    15%         American Blue Chip Income and Growth
                                    15%         American Growth-Income
                                    10%         American Bond

Balanced:  Growth & Income           5%         American Global Small Capitalization
(closed version, available           5%         American Growth
only for Contracts issued            5%         Global
between February 11, 2008            5%         Mid Cap Value Trust
and August 29, 2008)(1)             15%         Mutual Shares
                                    15%         American Blue Chip Income and Growth
                                    10%         American Growth-Income
                                    25%         American Bond
                                    15%         Investment Quality Bond

Balanced Toward Growth               5%         American Global Small Capitalization
(closed version, available          10%         American Growth
only for Contracts issued           10%         Global
between February 11, 2008            5%         Mid Cap Value Trust
and August 29, 2008)(1)             20%         Mutual Shares
                                    15%         American Blue Chip Income and Growth
                                    10%         American Growth-Income
                                    15%         American Bond
                                    10%         Investment Quality Bond

     MODEL ALLOCATION        MODEL ALLOCATION
           NAME                 PERCENTAGE               PORTFOLIO NAME
--------------------------   ----------------   ------------------------------------
Growth Focus                         5%         American Global Small Capitalization
(closed version, available           5%         Mid Cap Stock
only for Contracts issued           15%         American Growth
between February 11, 2008           10%         Global
and August 29, 2008)(1)              5%         Mid Cap Value Trust
                                    20%         Mutual Shares
                                    15%         American Blue Chip Income and Growth
                                    15%         American Growth-Income
                                    10%         American Bond

(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

A MODEL ALLOCATION MAY EXPERIENCE VOLATILITY IN ITS INVESTMENT PERFORMANCE OR LOSE MONEY, DEPENDING ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS" AS WELL AS THE PORTFOLIO'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE PORTFOLIOS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

ADDITION OF "INCOME MADE EASY" PROGRAM FOR PRE-AUTHORIZED WITHDRAWALS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

We revise the section of the annuity prospectus entitled "IV. OPTIONAL BENEFITS
- Overview of Income Plus for Life Series Guaranteed Minimum Withdrawal Benefit Riders" to include the following:

Pre-authorized Withdrawals-The Income Made Easy Program

If you purchased a guaranteed minimum withdrawal benefit Rider with a Contract, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. The Income Made Easy Program provides an income for the lifetime of the Covered Person(s), beginning no earlier than the Lifetime Income Date.

The Income Made Easy Program allows you to select: (A) the annual guaranteed amount ("full allowable amount") under your Rider, which will automatically increase to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-up or an Additional Purchase Payment; (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option will reduce your ability to obtain Step-ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that would exceed the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount. We may make additional options available in the future or upon request.

Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you re-enroll) if:

     -    you select option A, B or C; and

     - you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

Income Made Easy withdrawals, like other withdrawals:

     - may be subject to income tax and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax;

     -    reduce the death benefit and other optional benefits; and

     - cancel your eligibility to earn a Bonus under the provisions of your guaranteed minimum withdrawal benefit Rider during any Contract Year in which you receive a payment under the program.

If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see "Special Withdrawal Services
- The Systematic Withdrawal Program" in "V. Description of the Contract" in the annuity prospectus) if you enroll in the Income Made Easy Program.

CLARIFICATION OF THE AGE REQUIREMENT FOR THE TARGET AMOUNT ADJUSTMENT FOR INCOME PLUS FOR LIFE SERIES RIDERS

We revise the first paragraph in the subsection entitled "Income Plus for Life-Joint Life" in the "IV. OPTIONAL BENEFITS" section of the annuity prospectus as follows:

Income Plus for Life - Joint Life
(not available in New Jersey)

Three main differences between Income Plus For Life - Joint Life and Income Plus for Life are:

     - Income Plus for Life - Joint Life offers a Lifetime Income Amount of 4.75%, where Income Plus for Life offers a Lifetime Income Amount of 5%;

     - Income Plus for Life - Joint Life guarantees withdrawals for the life of two Covered Persons (spouses), commencing on the Anniversary after the younger spouse attains age 59 1/2, where Income Plus for Life guarantees withdrawals for the life of one Covered Person, commencing on the Anniversary after that person attains age 59 1/2;

     - The age requirement for the Target Amount adjustment (in addition to the ten-year wait requirement) for Income Plus for Life - Joint Life is based on the Anniversary after the youngest spouse attains age 69, where the Target Amount adjustment age requirement (also in addition to the ten-year wait requirement) for Income Plus for Life is based on the Anniversary after the single Covered Person attains age 69.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED SEPTEMBER 2, 2008

0808:1303120 333-146591
             333-146698
             333-146590
             333-146699